SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Basis of Presentation and Significant Accounting Policies [Text Block]

2.          SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying consolidated financial statement has been prepared in accordance with Generally Accepted Accounting Principles in the United States of America ("US GAAP"). Significant accounting policies followed by the company in the preparation of the accompanying consolidated financial statements are summarized below.

The preparation of financial statement in conformity with US GAAP requires management to make estimates and assumptions that affect the amounts reported in the accompanying financial statement and related disclosures. Although these estimate are based on management's best knowledge of current events and actions that the Company may take in he future, actual results could differ from these estimates.

Basis of Consolidation

The accompanying consolidated financial statements include the accounts of the Company, Bright, Lanxi Sunrise and Lanxi Tianxianfang (hereafter, collectively referred to as “the Group”). All significant intercompany accounts and transactions have been eliminated in consolidation.

Statement of Cash Flows

In accordance with ASC 230, “Statement of Cash Flows,” cash flows from the Group’s operations is calculated based upon the functional currency. As a result, amounts related to assets and liabilities reported on the statement of cash flows may not necessarily agree with changes in the corresponding balances on the balance sheets.

Economic and Political Risks

The Group’s operations are conducted solely in the PRC.  There are significant risks associated with doing business in the PRC, among others, political, economic, legal and foreign currency exchange risks.  The Group’s results may be adversely affected by changes in the political and social conditions in the PRC, and by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion, remittances abroad, and rates and methods of taxation, among other things.

Use of Estimates

In preparing the consolidated financial statements in conformity with US GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the dates of the financial statements, as well as the reported amounts of revenues and expenses during the reporting periods.  These accounts and estimates include, but are not limited to, the valuation of accounts receivable, inventories, deferred income taxes and the estimation on useful lives of plant and machinery.  Actual results could differ from those estimates.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, deposits in banks with maturities of three months or less, and all highly liquid investments which are unrestricted as to withdrawal or use, and which have original maturities of three months or less at the time of purchase.  As of December 31, 2011 and 2010, there were cash and cash equivalents of $5,026,880 and $4,162,069 respectively.

Accounts Receivable

Accounts receivable consists of amounts due from customers. The Group extends unsecured credit to its customers in the ordinary course of business but mitigates the associated risks by performing credit checks and actively pursuing past due accounts.  An allowance for doubtful accounts is established and determined based on management’s assessment of known requirements, aging of receivables, payment history, the customer’s current credit worthiness and the economic environment.

Concentrations of Credit Risk

The Group sells its products to domestic and international customers. For PRC domestic customers, credit is extended based on an evaluation of the customer's financial condition. As of December 31, 2011 and 2010, five customers accounted for approximately 26% and 48.1% of its accounts receivable balances. Due to the longstanding nature of its relationships with these customers and contractual obligations, the Group is confident that it will recover these amounts. The Group establishes an allowance for doubtful accounts based on factors surrounding the credit risk of specific customers and other information.

The Group maintains its cash and cash equivalents with high-quality institutions. Deposits held with banks in PRC may not be insured or exceed the amount of insurance provided on such deposits.

Inventories

Inventories are stated at the lower of cost or market value. Cost is based on the weighted average method and comprises all costs of purchase and other costs incurred in bringing the inventories to their present location and condition. Net realizable value for all the inventories is determined on the basis of anticipated sales proceeds less estimated selling expenses. In assessing the ultimate realization of inventories, the management makes judgments as to future demand requirements compared to current or committed inventory levels. The Group’s reserve requirements generally increase/decrease due to management projected demand requirements, market conditions and product life cycle changes. As of December 31, 2011 and 2010, the Group had no slow-moving or defective inventories and the cost of inventories lower than its net realizable value, therefore, no provision of inventory was made.

Fair value of Financial Instruments

The carrying values of the Group’s financial instruments, including cash and cash equivalents, accounts receivables, other receivables and prepayments, short-term borrowings, accounts payables, derivative instruments, and other accrued liabilities are at their fair values due to the maturity of such instruments.

Other Receivables

Other receivables principally include advances to employees who are working on projects on behalf of the Group. After the work is finished, they will submit expense reports with supporting documents to the accounting department. Upon being properly approved, the expenses are debited into the relevant accounts and the advances are credited out. Cash flows from these activities are classified as cash flows from operating activities.

Property, plant and equipment

Property, plant and equipment, other than construction in progress, are stated at cost less depreciation and amortization and accumulated impairment loss.  Cost represents the purchase price of the asset and other costs incurred to bring the asset into its existing use.  Maintenance, repairs and betterments, including replacement of minor items, are charged to expense; major additions to physical properties are capitalized.

When assets are retired or disposed of, the cost and accumulated depreciation are removed from the accounts, and any resulting gains or losses are included in income in the reporting period of disposition.

Depreciation of property, plant and equipment is calculated to written off the cost, less their estimated residual value, if any, using the straight-line method over their estimated useful lives.  The principal annual rates are as follows:

Leasehold improvement and buildings	20~40 years
Machinery	10~18 years
Motor vehicles	5 years
Office equipment	5 years

Upon sale or disposition, the applicable amounts of asset cost and accumulated depreciation are removed from the accounts and the net amount less proceeds from disposal is charged or credited to income.

Accounting for the Impairment of Long-Lived Assets

The Group adopted Financial Accounting Standards Board No. 360, “Accounting for the Impairment or Disposal of Long-Lived Assets” (“ASC360”), which addresses financial accounting and reporting for the impairment or disposal of long-lived assets. The Group periodically evaluates the carrying value of long-lived assets to be held and used in accordance with ASC 360. ASC 360 requires impairment losses to be recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets’ carrying amounts. In that event, a loss is recognized based on the amount by which the carrying amount exceeds the fair market value of the long-lived assets. Loss on long-lived assets to be disposed of is determined in a similar manner, except that fair market values are reduced for the cost of disposal. Based on its review, the Group believes that, as of December 31, 2011 and 2010, there were no significant impairments of its long-lived assets.

Land Use Right

All land is owned by the Government in the PRC. Enterprises and individuals can pay the State a fee to obtain a right to use land for commercial purposes for an initial period of 50 years. The land use right can be sold, purchased, and exchanged in the market. The successor owner of the land use right will reduce the amount of time which has been consumed by the predecessor owner.

(1) Land Use Right – Town East Street

In August 2006, Lanxi Sunrise obtained the land use right of a piece of land, approximately 11 acres, located in the Lanxi County, Heilongjiang Province for $412,639 (RMB 2,600,000). The land use right is for commercial use purposes with a 50-year period ended August 15, 2056. The cost of this land use right is amortized over its prospective beneficial period, using the straight-line method. Most of Lanxi Sunrise’s production facilities and headquarters are located on this land. The local government refunded the full amount of the purchase price of $412,639 (RMB 2,600,000) to Lanxi Sunrise, which recorded the amount as deferred governmental subsidy to be recognized over the land use right's amortization period.

(2) Land Use Right – Lixin Street

In January 2005, Lanxi Sunrise obtained the land use right of two adjacent pieces of land, approximately 2 acres, also located in Lanxi County, Heilongjiang Province for $63,483 (RMB 400,000). The land use right is for commercial use purposes with a 50-year period ended December 29, 2054. The cost of this land use right is amortized over its prospective beneficial period, using the straight-line method. A portion of Lanxi Sunrise’s production facilities are located in these two pieces of land.

In January 2005, the local government also granted the buildings attached to these two pieces of land to Lanxi Sunrise as a governmental subsidy, as more fully disclosed in the "Governmental Subsidies" section of this note. Lanxi Sunrise pledged the use rights of the two pieces of land and the buildings attached, as collateral to provide a guarantee for a related party through April 10, 2008 to receive an import letter of credit, as more fully disclosed in the "Related Party Transaction" of this note.

(3) Land Use Right – Town East Street

In July 2006, Tianxianfang obtained the land use right of a piece of land, approximately 6.7 acres, located in the Lanxi County, Heilongjiang Province for $202,442 (RMB 1,275,569). The land use right is for commercial use purposes with a 50-year period ended July 12, 2056. The cost of this land use right is amortized over its prospective beneficial period, using the straight-line method.

In August 2006, Tianxianfang obtained the land use right of a piece of land, approximately 2.7 acres, located in the Lanxi County, Heilongjiang Province for $317,369 (RMB 1,999,708). The land use right is for commercial use purposes with a 50-year period ended August 22, 2056. The cost of this land use right is amortized over its prospective beneficial period, using the straight-line method.

Governmental Subsidies

The Company’s subsidiary, Lanxi Sunrise, is considered to be a leading manufacture enterprise by the local government, Lanxi Government ("Lanxi Government"), which has a long-term desire to encourage Lanxi Sunrise to expand its production capacity and to create more job opportunities for local residents. For that purpose, the local government has granted various subsidies to Lanxi Sunrise as follows:

(1) Income Tax Refund Grant

On May 19, 2006, the local government ran an incentive program exclusively for Lanxi Sunrise. Among other things, the program provided Lanxi Sunrise to receive government grants equal to Lanxi Sunrise's income taxes for the years 2006, 2007, and 2008, and 40% of the income taxes for the years 2009 and 2010. To be eligible for the grants, Lanxi Sunrise needs to pay income taxes to the tax authority as required by tax laws and regulation, and then submits the proof of payment to Lanxi Government, which will deposit the grants to Lanxi Sunrise's bank account. The Lanxi Government further granted Lanxi Sunrise the deferral of income tax payments for 2006, 2007 and 2008 until 2009, 2010 and 2011, respectively.

Lanxi Sunrise records the present value of income tax refund grant as governmental subsidies receivable and governmental subsidy revenue at the same time when the income taxes payable are recorded. During the year ended December 31, 2009, Lanxi Sunrise received the refund of income tax payment from the local government for the year of 2006 amounted to $1,320,000 (RMB 8,991,000). During the year 2010, Lanxi Sunrise did not receive any refund of income tax payment from the local government. During the year 2011, Lanxi Sunrise received the refund of income tax payment for the year of 2007, 2008 and 2009 of $1,658,755, $1,300,505 and $ 397,228, respectively.

(2) Land Subsidy

Included in the incentive program described in the preceding paragraph, the local government provided $333,321 (RMB 2,600,000) subsidy for Lanxi Sunrise to purchase a land use right. Lanxi Sunrise purchased the land use right in August 2006 for $333,321 (RMB 2,600,000), as more fully disclosed in the "Land Use

Right" section of this note. The local government refunded the full amount of the purchase price to Lanxi

Sunrise, which recorded the amount as deferred governmental subsidy to be recognized over the land use right's amortization period.

(3) Building Subsidy

In January 2005, the local government granted the buildings attached to two adjacent pieces of land to Lanxi Sunrise as government subsidy, as more fully disclosed in the "Land Use Right" section of this note. Lanxi Sunrise obtained the title documents of these buildings on February 2, 2006. Management estimated the fair value of these buildings at $794,345 (RMB 5,793,572), based on an appraisal report issued by an independent appraiser certified by the local government. Lanxi Sunrise treated the full amount as deferred governmental subsidy, and began to recognize governmental subsidy revenue when Lanxi Sunrise complied with all conditions attached to the grant in December 2007, over these buildings' estimated useful life of 20 years.

(4) Sewage Facilities Improvement Subsidy

In December 2008, the local government granted $776,045 (RMB 5,300,000) to Lanxi Sunrise for sewage facilities improvement. This subsidy is regarded as deferred government subsidy whose primary condition for qualification is to improve the sewage facilities of the production plant by acquiring certain long-term assets. The government grant is recognized as income over the periods necessary to match them with the related costs of the assets purchased which they are intended to compensate over the periods and in the proportions in which depreciation on those assets is charged. Subsidy income of $42,058 and $39,435was recognized for the year ended December 31, 2011 and 2010.

(5) Monetary Grant

The local government granted various funds to Lanxi Sunrise, such as leading enterprise fund and financial supporting fund. Lanxi Sunrise recorded these funds as liabilities upon receipt. Government subsidy revenue is recognized only when there is reasonable assurance that Lanxi Sunrise has complied with all conditions attached to the grant.

Foreign Currency Translation

The Company and Bright maintain its books and accounting records in the United States Dollar ("USD"), which is determined as the functional currency. However, the functional currency of the Company’s subsidiary, Lanxi Sunrise, is in PRC currency “Renminbi” (“RMB”). Transactions denominated in currencies other than RMB are translated into RMB at the exchange rates quoted by the People’s Bank of China (“PBOC”) prevailing at the date of the transactions. Monetary assets and liabilities denominated in currencies other than RMB are translated into RMB using the applicable exchange rates quoted by the PBOC at the balance sheet dates. Gain and losses resulting from foreign currency transactions are included in operations.

For financial reporting purposes, the financial statements of the Group which are prepared using the functional currency have been translated into United States dollars. Assets and liabilities are translated at the exchange rates at the balance sheet dates and revenue and expenses are translated at the average exchange rates and stockholders’ equity is translated at historical exchange rates. Any translation adjustments resulting are not included in determining net income but are included in foreign exchange adjustment to other comprehensive income, a component of stockholders’ equity.

	2011	2010
Year end US$: RMB exchange rate	6.3009	6.6227
Average periodic US$: RMB exchange rate	6.4618	6.7200

RMB is not freely convertible into foreign currency and all foreign exchange transactions must take place through authorized institutions.  No representation is made that the RMB amounts could have been, or could be, converted into US$ at the rates used in translation.

Revenue Recognition

Revenue represents the invoiced value of goods sold recognized upon the delivery of goods to customers. Revenue is recognized when all of the following criteria are met:

●	Persuasive evidence of an arrangement exists;
●	Delivery has occurred or services have been rendered;
●	The seller’s price to the buyer is fixed or determinable; and
●	Collectability is reasonably assured. Payments have been established.

Deferred Revenue

Deferred revenue consists of prepayments to the Group for products that have not yet been delivered to the customers. Payments received prior to satisfying the Group’s revenue recognition criteria are recorded as deferred revenue.

Research and Development Costs

Research and development costs relating to the development of new products and processes, including significant improvements and refinements to existing products, are expensed when incurred. The major components of these research and development costs include experimental materials and labor costs. Research and development costs were immaterial for the Group in the years ended December 31, 2011 and 2010, respectively, and are included in general and administration expenses.

Comprehensive Income

The Group has adopted ASC 220 “Comprehensive Income” which establishes the rules for the reporting of comprehensive income and its components. Comprehensive income is defined to include all changes in equity except those resulting from investments by owners and distributions to owners.  Among other disclosures, all items that are required to be recognized under current accounting standards as components of comprehensive income are required to be reported in a consolidated financial statement that is presented with the same prominence as other financial statements. The Group’s current components of other comprehensive income are the foreign currency translation adjustment.

Value-added Tax (VAT)

Sales revenue represents the invoiced value of goods, net of value-added tax (VAT). All of the Group’s products that are sold in PRC are subject to Chinese value-added tax at a rate of 17% of the gross sales price or at a rate approved by the Chinese local government. This VAT may be offset by VAT paid on purchases of raw materials included in the cost of producing the finished goods.

Advertising Costs

Advertising costs are expensed as incurred and included as part of selling and marketing expenses. Advertising costs were immaterial for the Group in the years ended December 31, 2011 and 2010, respectively.

Pension and Employee Benefits

Full time employees of the PRC entities participate in a government mandated multi-employer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require the PRC entities to accrue for these benefits based on certain percentages of the employees' salaries. Management believes full time employees who have passed the probation period are entitled to such benefits. The total employee pension expenses were $770,538 and $726,935 for the years ended December 31, 2011 and 2010, respectively.

Share-based compensation

The issuance of the Company’s common stock for non-cash consideration have been assigned a per share amount equaling the fair value. The fair value is determined by the management by reference to the market price of the Company’s shares on the measurement date. The non-cash consideration received pertains to services rendered by the consultant and salary compensation.

The Company accounts for equity instruments issued to the consultant in exchange for services in accordance with the provisions of EITF Issue No. 96-18, Accounting for Equity Instruments that are Issued to Other than Employees for Acquiring, or in Conjunction with Selling Goods or Services, and EITF Issue No. 00-18, Accounting Recognition for Certain Transactions Involving Equity Instruments Granted to Other than Employees. The measurement date for the fair value of the equity instruments issued is determined at the earlier of (i) the date at which a commitment for performance by the consultant is reached or (ii) the date at which the consultant’s performance is complete. In the case of equity instruments issued to consultants, the fair value of the equity instrument is recognized over the term of the consulting agreement.

The Company accounts for equity instruments issued to the employee in exchange for compensation in accordance with the provisions of ASC 718, Accounting For Stock-Based Compensation. The fair value of shares or stock options granted should be measured at the grant date, based on market prices if available, taking into account the terms and conditions upon which those shares or stock options were granted.

The Company records the fair value of the fully vested, non-forfeitable common stock issued for future consulting services as prepaid consulting in its consolidated balance sheet.

Statutory Reserves

Pursuant to the applicable laws in PRC, PRC entities are required to make appropriations to three non-distributable reserve funds, the statutory surplus reserve, statutory public welfare fund, and discretionary surplus reserve, based on after-tax net earnings as determined in accordance with the PRC GAAP, after offsetting any prior years’ losses. Appropriation to the statutory surplus reserve should be at least 10% of the after-tax net earnings until the reserve is equal to 50% of the entity's registered capital.

The Group has passed a resolution in January 2010 whereby Lanxi Sunrise will continue to allocate 10% of the after-tax net earnings to statutory surplus reserve despite the reserve having reached 50% of Lanxi Sunrise’s registered capital.

Appropriation to the statutory public welfare fund is 5% to 10% of the after-tax net earnings. The statutory public welfare fund is established for the purpose of providing employee facilities and other collective benefits to the employees and is non-distributable other than in liquidation. Beginning January 1, 2006, the Group has no further requirements to make appropriations to the statutory public welfare fund. The Group does not make appropriations to the discretionary surplus reserve fund.

The Group contributed $773,132 and $1,174,710 to the statutory surplus reserve fund in 2011 and 2010 respectively. Statutory reserves consist of the followings:

	Statutory	Statutory	Total
	Surplus	Welfare	Statutory
	Reserve	Reserve	Reserves
Balance on January 1, 2010	$1,451,224	$142,335	$1,593,559
Contribution in 2010	1,174,710	-	1,174,710
Balance on December 31, 2010	$2,625,934	$142,335	$2,768,269
Contribution in 2011	773,132	-	773,132
Balance on December 31, 2011	$3,399,066	$142,335	$3,541,401

Related Party Transactions

For the purposes of these financial statements, parties are considered to be related if one party has the ability, directly or indirectly, to control the party or exercise significant influence over the party in making financial and operating decisions, or vice versa, or where the Group and the party are subject to common control or common significant influence. Related parties may be individuals or other entities. The Group’s relationships with related parties are described as follows:

Name	Relationship

Ren Gao	CEO and Chairman of the Group
Harbin Zhongyi Sunshine Linen Co., Ltd.	Under common control by Ren Gao
Harbin Sunshine Linen Textile Co., Ltd.	Under the control by Jun Gao*

*Jun Gao, the elder brother of Ren Gao, is considered as a related party of the Group.

Due from/to related parties

The Group purchases some raw materials from, and sells some finished goods to related parties. In addition, Harbin Zhongyi Sunshine Linen Co., Ltd and Harbin Sunshine Linen Textile Co., Ltd., at times act as the Group’s agents in importing raw materials and exporting products on similar terms with unrelated parties. Due from/to related parties derived from such transactions are disclosed separately from arm's length trading accounts receivable and payable. Cash flows from these activities are classified as cash flows from operating activities.

Income Taxes

The Group accounts for income taxes under ASC 740 “Income Taxes”, which method are called the asset and liability method.  Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry-forwards.  Deferred tax assets are reduced by a valuation allowance to the extent management concludes it is more likely than not that the assets will not be realized.  Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.  The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the statements of income and comprehensive income in the periods that includes the enactment date.

Commitments and Contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated.

Fair Value Measurements

In August 2009, the FASB issued Accounting Standards Update “ASU” 2009-5 “Measuring Liabilities at Fair Value”. This ASU provides amendments to ASC 820-10 “Fair Value Measurements and Disclosures” to address concerns regarding the determination of the fair value of liabilities. Because liabilities are often not “traded”, due to restrictions placed on their transferability, there is typically a very limited amount of trades (if any) from which to draw market participant data. As such, many entities have had to determine the fair value of a liability through the use of a hypothetical transaction. This ASU clarifies the valuation techniques that must be used when the liability subject to the fair value determination is not traded as an asset in an active market.

The Company adopted the guidance of Accounting Standards Codification (“ASC”) 820 for fair value measurements which clarifies the definition of fair value, prescribes methods for measuring fair value, and establishes a fair value hierarchy to classify the inputs used in measuring fair value as follows:

Level 1 - Inputs are unadjusted quoted prices in active markets for identical assets or liabilities available at the measurement date. Financial assets and liabilities utilizing Level 1 inputs include active exchange-traded securities and exchange-based derivatives.

Level 2 - Inputs are unadjusted quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, inputs other then quoted prices that are observable, and inputs derived from or corroborated by observable market data. Financial assets and liabilities utilizing Level 2 inputs include fixed income securities, non-exchange-based derivatives, mutual funds, and fair-value hedges.

Level 3 - Inputs are unobservable inputs which reflect the reporting entity’s own assumptions on what assumptions the market participants would use in pricing the asset or liability based on the best available information. Financial assets and liabilities utilizing Level 3 inputs include infrequently-traded, non-exchange-based derivatives and commingled investment funds, and are measured using present value pricing models.

The Company determines the level in the fair value hierarchy within which each fair value measurement in its entirety falls, based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table presents the embedded derivatives, the Company’s financial assets and liabilities measured and recorded at fair value on the Company’s Consolidated Balance Sheets on a recurring basis and its level within the fair value hierarchy during the years ended December 31, 2011 and 2010.

		December 31, 2011	December 31, 2010

Governmental subsidy receivable	Level 3
Fair value at the beginning of the year		$4,808,409	$3,331,924
Total increase (decrease) for the year		(3,073,790)	1,476,485
Fair value at the ending of the year		$1,734,619	$4,808,409

Convertible notes payable	Level 3
Fair value at the beginning of the year		$6,991,439	$-
Transfer in Level 3 for the year			6,991,439
Total increase for the year		28,109
Fair value at the ending of the year		$7,019,548	$6,991,439

The carrying amounts reported in the balance sheets for cash, accounts receivable, other receivables, short-term borrowings, accounts payable and accrued expenses, customer advances, and amounts due from related parties approximate their fair market value based on the short-term maturity of these instruments.

ASC 825-10 “Financial Instruments,” allows entities to voluntarily choose to measure certain financial assets and liabilities at fair value (fair value option). The fair value option may be elected on an instrument-by-instrument basis and is irrevocable, unless a new election date occurs. If the fair value option is elected for an instrument, unrealized gains and losses for that instrument should be reported in earnings at each subsequent reporting date.

In April 2009, the FASB issued ASC 820-10-65-4 (formerly FSP No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset and Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly”). This standard emphasizes that even if there has been a significant decrease in the volume and level of activity, the objective of a fair value measurement remains the same. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants. This standard provides a number of factors to consider when evaluating whether there has been a significant decrease in the volume and level of activity for an asset or liability in relation to normal market activity.

In addition, when transactions or quoted prices are not considered orderly, adjustments to those prices based on the weight of available information may be needed to determine the appropriate fair value. This standard is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. Early adoption is permitted for periods ending after March 15, 2009. The adoption of this standard did not have a material effect on our consolidated financial statements.

Earnings Per Share

The Company reports basic earnings per share in accordance with ASC Topic 260, “Earnings Per Share”.  Basic earnings/(loss) per share is computed by dividing net income/ (loss) by weighted average number of shares of common stock outstanding during the period. Diluted earnings per share is computed by dividing net income by the weighted average number of shares of common stock, common stock equivalents and potentially dilutive securities outstanding during the period. As of November 3, 2010, the Company had 4,634,869 common stock shares from convertible notes that could potentially dilute future earnings per share.

Effective March 23, 2011 the Company filed an Amended and Restated Memorandum of Association of the Company, which consolidates the share capital of the Company at a ratio of 3.5:1 by increasing the par value of the Company’s share capital from US$0.002 par value each to US$0.007 par value each, thereby reducing the number of authorized shares from US$1,000,000 divided into 500,000,000 ordinary shares of US$0.002 par value each to US$1,000,000 divided into 142,857,142.86 ordinary shares of US$0.007 par value each. As a result, as of December 31,2011, the Company had 1,324,248 common stock shares from convertible notes that could potentially dilute future earnings per share.

Recent Accounting Pronouncements

In April, 2011, the FASB issued ASU No. 2011-02 “Receivables (Topic 310)”. The purpose of this Update is to help creditors in determining whether a creditor has granted a concession and whether a debtor is experiencing financial difficulties for purposes of determining whether are structuring constitutes a troubled debt restructuring. Diversity in practice could adversely affect the comparability of information for users about restructurings of receivables. None of the new pronouncements has current application to the Company.

In September, 2011, the FASB issued ASU No. 2011-09 “Compensation—Retirement Benefits— Multiemployer Plans (Subtopic 715-80))”. The purpose of this Update is to address concerns from various users of financial statements on the lack of transparency about an employer’s participation in a multiemployer pension plan. A unique characteristic of a multiemployer plan is that assets contributed by one employer may be used to provide benefits to employees of other participating employers. This is because the assets contributed by an employer are not specifically earmarked only for its employees. If a participating employer fails to make its required contributions, the unfunded obligations of the plan may be borne by the remaining participating employers. Similarly, in some cases, if an employer chooses to stop participating in a

Multiemployer plan, the withdrawing company may be required to pay to the plan a final payment (the withdrawal liability). Users of financial statements have requested additional disclosure to increase awareness of the commitments and risks involved with participating in multiemployer pension plans. The amendments in this Update will require additional disclosures about an employer’s participation in a multiemployer pension plan. Previously, disclosures were limited primarily to the historical contributions made to the plans. In developing the new guidance, the FASB’s goal was to help users of financial statements assess the potential future cash flow implications relating to an employer’s participation in multiemployer pension plans. The disclosures also will indicate the financial health of all of the significant plans in which the employer participates and assist a financial statement user to access additional information that is available outside the financial statements. None of the new pronouncements has current application to the Company.

In December, 2011, the FASB issued ASU No. 2011-10 “Property, Plant, and Equipment (Topic 360)”, the purpose of this Update is to resolve the diversity in practice about whether the guidance in Subtopic 360-20 applies to a parent that ceases to have a controlling financial interest (as described in Subtopic 810-10) in a subsidiary that is in substance real estate as a result of default on the subsidiary’s nonrecourse debt. This Update does not address whether the guidance in Subtopic 360-20 would apply to other circumstances when a parent ceases to have a controlling financial interest in a subsidiary that is in substance real estate. None of the new pronouncements has current application to the Company.